COMMITMENTS AND CONTINGENCIES (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Net	$ 1,111	$ 1,133	$ 1,185
Property, Plant and Equipment, Additions	$ 20	$ 115